Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total property and equipment, gross	$ 40,420	$ 1,033,217	$ 1,002,958
Less accumulated depreciation	(17,837)	(1,007,176)	(1,001,554)
Total property and equipment, net	22,583	26,041	1,404
Research And Development Equipment [Member]
Total property and equipment, gross		686,673	686,673
Leasehold Improvements [Member]
Total property and equipment, gross		153,161	153,161
Information Technology Equipment [Member]
Total property and equipment, gross	30,259	105,319	75,060
Furniture And Office Equipment [Member]
Total property and equipment, gross	10,161	78,678	78,678
Software [Member]
Total property and equipment, gross		$ 9,386	$ 9,386